Mining interests (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	2019	2018
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,322,865	1,168,491
Accumulated depreciation and depletion	(258,580)	(144,335)
	1,064,285	1,024,156
Masbate Mine, Philippines
Cost, net of impairment	815,418	681,509
Accumulated depreciation and depletion	(295,616)	(248,021)
	519,802	433,488
Otjikoto Mine, Namibia
Cost	638,664	575,127
Accumulated depreciation and depletion	(323,152)	(238,579)
	315,512	336,548
Limon Mine, Nicaragua
Cost	—	217,263
Accumulated depreciation and depletion	—	(149,541)
	—	67,722
Libertad Mine, Nicaragua
Cost, net of impairment	—	315,569
Accumulated depreciation and depletion	—	(295,715)
	—	19,854

Exploration and evaluation properties (non-depletable)
Kiaka, Burkina Faso	76,807	73,173
Anaconda Regional, Mali	27,139	21,903
Toega, Burkina Faso	—	19,581
Mocoa Royalty, Colombia	10,230	10,230
Ondundu, Namibia	9,778	8,273
Finland Properties, Finland	6,697	5,947
Other	14,321	13,542
	144,972	152,649
Corporate & other
Office, furniture and equipment, net	2,160	680
	2,046,731	2,035,097
Investments in joint ventures and associates (accounted for using the equity method)
Gramalote, Colombia, net of impairment	77,265	72,078
Calibre, Nicaragua (Note 6)	53,471	—
	130,736	72,078
	2,177,467	2,107,175

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2018	Additions	Disposals / write-offs	Reclass / Impairment reversal	Balance at Dec. 31, 2019	Balance at Dec. 31, 2018	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2019	As at Dec. 31, 2019	As at Dec. 31, 2018
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,168,491	156,894	(2,520)	—	1,322,865	(144,335)	(115,676)	1,431	(258,580)	1,064,285	1,024,156
Masbate	681,509	40,867	(7,435)	100,477	815,418	(248,021)	(51,859)	4,264	(295,616)	519,802	433,488
Otjikoto	575,127	64,266	(729)	—	638,664	(238,579)	(85,288)	715	(323,152)	315,512	336,548
Limon	217,263	35,099	(252,362)	—	—	(149,541)	(10,608)	160,149	—	—	67,722
Libertad	315,569	20,721	(336,290)	—	—	(295,715)	(5,712)	301,427	—	—	19,854
	2,957,959	317,847	(599,336)	100,477	2,776,947	(1,076,191)	(269,143)	467,986	(877,348)	1,899,599	1,881,768

Exploration & evaluation properties (non-depletable)
Kiaka	73,173	3,634	—	—	76,807	—	—	—	—	76,807	73,173
Anaconda Regional	21,903	5,236	—	—	27,139	—	—	—	—	27,139	21,903
Toega	19,581	2,440	—	(22,021)	—	—	—	—	—	—	19,581
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Ondundu	8,273	1,505	—	—	9,778	—	—	—	—	9,778	8,273
Finland	5,947	750	—	—	6,697	—	—	—	—	6,697	5,947
Other	13,542	8,557	(7,778)	—	14,321	—	—	—	—	14,321	13,542
	152,649	22,122	(7,778)	(22,021)	144,972	—	—	—	—	144,972	152,649

Corporate
Office, furniture & equipment	2,518	2,453	—	—	4,971	(1,838)	(973)	—	(2,811)	2,160	680

	3,113,126	342,422	(607,114)	78,456	2,926,890	(1,078,029)	(270,116)	467,986	(880,159)	2,046,731	2,035,097

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	72,078	5,187	—	—	77,265	—	—	—	—	77,265	72,078
Calibre	—	51,050	—	2,421	53,471	—	—	—	—	53,471	—
	72,078	56,237	—	2,421	130,736	—	—	—	—	130,736	72,078

	3,185,204	398,659	(607,114)	80,877	3,057,626	(1,078,029)	(270,116)	467,986	(880,159)	2,177,467	2,107,175

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2017	Additions	Disposals / write-offs / impairment	Reclass	Balance at Dec. 31, 2018	Balance at Dec. 31, 2017	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2018	As at Dec. 31, 2018	As at Dec. 31, 2017
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,094,784	71,767	(325)	2,265	1,168,491	(35,477)	(108,895)	37	(144,335)	1,024,156	1,059,307
Masbate	625,722	56,598	(811)	—	681,509	(193,925)	(54,907)	811	(248,021)	433,488	431,797
Otjikoto	527,069	52,386	(4,328)	—	575,127	(163,153)	(76,608)	1,182	(238,579)	336,548	363,916
Limon	173,358	30,836	13,069	—	217,263	(127,740)	(22,124)	323	(149,541)	67,722	45,618
Libertad	335,651	31,544	(51,626)	—	315,569	(263,838)	(32,501)	624	(295,715)	19,854	71,813
	2,756,584	243,131	(44,021)	2,265	2,957,959	(784,133)	(295,035)	2,977	(1,076,191)	1,881,768	1,972,451

Exploration & evaluation properties (non-depletable)
Kiaka	69,989	2,697	—	487	73,173	—	—	—	—	73,173	69,989
Anaconda Regional	17,211	4,692	—	—	21,903	—	—	—	—	21,903	17,211
Toega	10,603	8,978	—	—	19,581	—	—	—	—	19,581	10,603
Mocoa	29,041	7	(18,186)	(632)	10,230	—	—	—	—	10,230	29,041
Ondundu	5,246	3,027	—	—	8,273	—	—	—	—	8,273	5,246
Finland	2,991	2,956	—	—	5,947	—	—	—	—	5,947	2,991
Other	15,890	5,779	(7,640)	(487)	13,542	—	—	—	—	13,542	15,890
	150,971	28,136	(25,826)	(632)	152,649	—	—	—	—	152,649	150,971

Corporate
Office, furniture & equipment	2,264	254	—	—	2,518	(1,553)	(285)	—	(1,838)	680	711

	2,909,819	271,521	(69,847)	1,633	3,113,126	(785,686)	(295,320)	2,977	(1,078,029)	2,035,097	2,124,133

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	65,830	6,248	—	—	72,078	—	—	—	—	72,078	65,830

	2,975,649	277,769	(69,847)	1,633	3,185,204	(785,686)	(295,320)	2,977	(1,078,029)	2,107,175	2,189,963

Disclosure of significant unobservable inputs used in fair value measurement of assets	Key assumptions used for the impairment test at December 31, 2019 were:

Long-term gold price	$1,350/ounce
Silver price	$17/ounce
Mine life	2036
Discount rate	5%

Disclosure of investments accounted for using equity method [text block]
The following table summarizes the change in the carrying amount of the Company's investment in associate:

2019
$

Balance, beginning of year	—
Transfers from long-term investments (Note 9)	2,421
Shares issued in consideration for Nicaraguan Group (Note 6)	39,997
Shares issued upon conversion of convertible debenture	9,939
Share of income for the period	1,114
Balance, end of year	53,471